Related Party Transactions		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

NOTE 8. RELATED PARTY TRANSACTIONS

Balance outstanding of related parties:

		September 30,	December 31,
Name of Party	Receivable / Payable	2024	2023
Will Gray	Payable (note)	$75,000	$170,000
Will Gray	Payable (expenses)	3,119	6,464
Mike Rugen	Payable (consulting fees and expenses)	—	21,115
Joel Solis	Payable (note)	—	175,000
Joel Solis	Payable (Bridge Financing Debentures – principal)	720,000	—
Joel Solis	Payable (Bridge Financing Debentures – interest)	18,200	—
Adrian Beeston	Payable (note)	25,000	—
Adrian Beeston	Payable (Bridge Financing Debentures – principal)	27,500	—
Adrian Beeston	Payable (Bridge Financing Debentures – interest)	985	—
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	668,616	393,072
Tall City Well Service	Payable (field operations)	154,531	120,462
Total	Payable	$1,692,951	$886,113

On December 28, 2023, the Company entered into a series of agreements with E. Will Gray II, the Company’s CEO and Director. One agreement had an effective date of March 29, 2023, and acknowledges the Company’s receipt from Mr. Gray of $45,000. The Company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. Another agreement had an effective date of April 19, 2023, and acknowledges the Company’s receipt from Mr. Gray of $35,000. The Company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. The final agreement had an effective date of December 22, 2023, and acknowledges the Company’s receipt from Mr. Gray of $90,000. The company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. On August 5, 2024, the Company repaid $45,000 and on September 26, 2024, the Company repaid an additional $45,000 of the amounts due to Mr. Gray.

The Company received $50,000 on January 22, 2024 from Adrian Beeston, an investor, and received $150,000 on January 30, 2024 from Joel Solis, the Company’s Chairman of the Board. These loans bear no interest and shall be repaid by the Company no later than April 1, 2024. On February 29, 2024 the Company repaid the $150,000 due to Mr. Solis. On September 26, 2024, the Company repaid $25,000 of the amount due to Mr. Beeston.

On March 5, 2024, the Company entered into an agreement with Joel G. Solis, the Company’s Chairman and Director. This agreement acknowledges the Company’s receipt from Mr. Solis of $50,000 on February 9, 2023, $45,000 on February 14, 2023, $20,000 on February 17, 2023, and $60,000 on February 27, 2023 (the “Loans”). The Loans bear no interest and shall be repaid by no later than June 30, 2024. On August 1, 2024, the Company repaid $70,000 and on September 26, 2024, the Company repaid the remaining $105,000 due to Mr. Solis.

On May 14, 2024, Adrian Beeston contributed $27,500 to the Company. This payment was contributed as part of the Bridge Financing Debentures process. (See NOTE 6. NOTES PAYABLE)

In June 2024, the Company assigned interest in certain properties located in Chaves County, New Mexico to Earnest Producing Corporation, an entity controlled by Joel Solis, the Company’s chairman. The properties assigned were valued at $166,449, the fair market value on the effective date of the assignment. The Company determined fair market value using various economic parameters including annual cash flows, discounted future net revenues, and return on investment. This transaction is compensation for Mr. Solis’ past contributions to the Company and for Mr. Solis not continuing as a director once the Company completes its transaction with Roth CH Acquisitions V Co.

In July 2024, Tall City Well Service Co., LP (“Tall City”), a Company controlled by Joel Solis, entered into a Standby Retainer, Consulting and Services Agreement and a 10% Secured Convertible Debenture with the Company.

NOTE 8. RELATED PARTY TRANSACTIONS

The table below represents transactions with related parties that occurred during the years ended December 31, 2023 and 2022:

		Year Ended	Year Ended
Name of Party	Nature of Transaction	December 31, 2023	December 31, 2022
Will Gray	Advances from (to) related party, net	170,000	168,342
Joel Solis	Advances from (to) related party, net	175,000	—
Will Gray	Consulting fees	348,000	339,047
Mike Rugen(1)	Consulting fees	40,000	—
Joel Solis	Reassignment of liability	70,000	70,000
Melius Energy LLC	Repayment (advance) — related party	19,000	(50,000)
Melius Energy LLC(2)	Exchange of AR for ORRI	969,809	—
High Desert Resources, LLC	Consulting fees and associated costs	—	12,230
High Desert Resources, LLC	Repayment (advance) — related party	68,000	—
Liberty Pump & Supply, Co.	Oilfield services and insurance	234,251	116,893
Tall City Well Service	Oilfield services	105,967	136,954
(1)	Mr. Rugen was named the Company’s CFO effective November 1, 2023. The costs in the table represent consulting fees incurred from November1, 2023 through December 31, 2023.
(2)	Exchange of accounts receivable owed to the Company for ORRI in Melius properties (See NOTE 5)

Balance outstanding of related parties:

		As of	As of
Name of Party	Receivable / Payable	December 31, 2023	December 31, 2022
Will Gray	Receivable	$—	$157,292
Melius Energy LLC	Receivable	—	988,809
High Desert Resources, LLC	Receivable	—	50,695
Total	Receivable	$—	$1,196,796
Will Gray	Payable (note)	$170,000	$160,000
Will Gray	Payable (expenses)	6,464	—
Mike Rugen	Payable (consulting fee and expenses)	21,115	—
Joel Solis	Payable (note)	175,000	70,000
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	393,072	158,821
Tall City Well Service	Payable (field operations)	120,462	14,495
Total	Payable	$886,113	$403,316

On December 28, 2023, the Company entered into a series of agreements with E. Will Gray II, the Company’s CEO and Director. One agreement had an effective date of March 29, 2023, and acknowledges the Company’s receipt from Mr. Gray of $45,000. The company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. Another agreement had an effective date of April 19, 2023, and acknowledges the Company’s receipt from Mr. Gray of $35,000. The Company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. The final agreement had an effective date of December 22, 2023, and acknowledges the Company’s receipt from Mr. Gray of $90,000. The company promises to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. As February 15, 2024, the Company had not repaid the amounts due to Mr. Gray.

Effective April 1, 2023, Melius Energy, LLC (an entity controlled by Joel Solis) conveyed to the Company an overriding royalty interests equivalent to 2.5% of oil, gas and associated hydrocarbons produced in leases on 3,469 acres of land located in Howard County, Texas. The additions to oil and natural gas properties were valued at $652,560. The consideration for the assignment of the overriding interest was $969,091 of debt owed by Melius Energy LLC to the Company. This transaction resulted in a loss on the exchange of $316,531, which is recorded in Other, net on the Company’s consolidated statements of operations.

On December 28, 2023, the Company entered into a Convertible Promissory Note with Joel Solis, Chairman, in the amount of $155,000 (the “Solis Note”). On the earlier of (i) February 15, 2024 or (ii) closing of the Company’s business combination with Roth CH Acquisition V Co., the Company shall, except if elected otherwise by Mr. Solis, pay an amount representing all the outstanding principal, accrued and unpaid interest and unpaid late charges. The Company may prepay any portion of the Solis Note at any time. Mr. Solis may convert the outstanding balance of Solis Note (“Conversion Amount”) into a validly issued, fully paid and non-assessable share of common stock. The number of shares shall be determined by dividing the Conversion Amount by $3.50. On December 28, 2023, Mr. Solis elected to convert the Solis Note into 44,286 shares of common stock.

The Company received $50,000 on January 22, 2024 from Adrian Beeston, an investor, and received $150,000 on January 30, 2024 from Joel Solis, the Company’s Chairman of the Board. These loans bear no interest and shall be repaid by the Company no later than April 1, 2024. On February 29, 2024 the Company repaid the $150,000 due to Mr. Solis. As of April 1, 2024, the Company had not repaid the amount due to Mr. Beeston.

On March 5, 2024, the Company entered into an agreement with Joel G. Solis, the Company’s Chairman and Director. This agreement acknowledges the Company’s receipt from Mr. Solis of $50,000 on February 9, 2023, $45,000 on February 14, 2023, $20,000 on February 17, 2023, and $60,000 on February 27, 2023 (the “Loans”). The Loans bear no interest and shall be repaid by no later than June 30, 2024.

ROTH CH V HOLDINGS, INC.
Related Party Transactions
Related Party Transactions	Note 3. Related Party Transactions The Company’s stockholder is expected to pay the accrued expenses of the Company at the closing of the Business Combination.	Note 3. Related Party Transactions The Company’s stockholder is expected to pay the accrued expenses of the Company at the closing of the Business Combination.